Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 414,890	$ 133,826
Short-term bank deposits	200,000	20,063
Restricted deposits	863	929
Accounts receivable:
Trade, net	86,588	64,678
Other	22,858	22,934
Inventories	79,784	67,995
Net investment in sales-type leases, net	6,008	5,134
Prepaid expenses	4,442	2,751
Deferred income taxes	17,045	4,968
Total current assets	832,478	323,278
Non-current assets
Property, plant and equipment, net	80,707	62,070
Other assets
Goodwill	1,195,021	822,475
Other intangible assets, net	638,170	510,372
Net investment in sales-type leases	8,990	7,872
Long-term investments - available for sale	1,634
Amounts funded in respect of employees rights upon retirement	2,984	2,628
Other non-current assets	2,309	2,818
Total other assets	1,849,108	1,346,165
Total assets	2,762,293	1,731,513
Current liabilities:
Accounts payable	31,919	35,235
Other current liabilities	46,833	41,124
Earn-out obligation	13,709
Unearned revenues	30,555	18,068
Total current liabilities	123,016	94,427
Non-current liabilities
Employee rights upon retirement	4,694	4,188
Earn-out obligation - long-term	16,169
Deferred tax liabilities	112,499	54,693
Unearned revenues - long-term	3,156	3,181
Other non-current liabilities	8,203	2,868
Total liabilities	267,737	159,357
Commitments and contingencies, see note 10
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 shares; 48,738 and 38,372 shares issued and outstanding at September 30, 2013 and December 31, 2012, respectively	131	101
Additional paid-in capital	2,404,852	1,459,294
Retained earnings	87,540	112,503
Accumulated other comprehensive income (loss)	1,447	(238)
Equity attributable to Stratasys Ltd.	2,493,970	1,571,660
Non-controlling interest	586	496
Total equity	2,494,556	1,572,156
Total liabilities and equity	$ 2,762,293	$ 1,731,513